Financial Liabilities - Promissory Notes (Details) - EUR (€)	Dec. 31, 2017	Dec. 31, 2016
Promissory Notes Maturing May 2017
Borrowings
Nominal amount of promissory notes		€ 3,000
Borrowings, interest rate		4.00%
Promissory notes subscribed		€ 84,966,000
Buy back		(789,000)
Interest pending accrual		€ (1,104,000)
Promissory Notes Maturing May 2018
Borrowings
Nominal amount of promissory notes	€ 3,000
Borrowings, interest rate	3.00%
Promissory notes subscribed	€ 92,109,000
Buy back	(906,000)
Interest pending accrual	€ (909,000)